ALPHACENTRIC PREMIUM OPPORTUNITY FUND (HMXAX, HMXCX, HMXIX)
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Shares						Fair Value
	SHORT-TERM INVESTMENTS — 49.3%
	MONEY MARKET FUNDS - 49.3%
4,604,305	Fidelity Investments Money Market Government Portfolio, Class I, 3.52%(a) (f)					$ 4,604,305
11,891,256	First American Treasury Obligations Fund, Class X, 3.57%(a)					11,891,255
	TOTAL MONEY MARKET FUNDS (Cost $16,495,560)					16,495,560

Contracts(b)
	INDEX OPTIONS PURCHASED - 3.7%	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS PURCHASED - 3.7%
2	S&P 500 Index	IB	07/01/2026	$ 7,520	$ 1,499,872	$ 1,490
15	S&P 500 Index	IB	07/31/2026	7,400	11,249,040	284,175
15	S&P 500 Index	IB	08/31/2026	7,400	11,249,040	382,500
18	S&P 500 Index	IB	09/30/2026	7,400	13,498,848	563,400
	TOTAL CALL OPTIONS PURCHASED (Cost - $1,207,075)					1,231,565

	PUT OPTIONS PURCHASED - 0.0%(c)
2	S&P 500 Index	IB	07/01/2026	$ 7,480	$ 1,499,872	$ 3,054
	TOTAL PUT OPTIONS PURCHASED (Cost - $2,695)

	TOTAL INDEX OPTIONS PURCHASED (Cost - $1,209,770)					1,234,619

Contracts(d)
	FUTURE OPTIONS PURCHASED - 3.3%	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS PURCHASED - 2.7%
50	S&P Emini 2nd Week	SXM	07/10/2026	$ 7,550	$ 18,748,400	$ 143,750
27	S&P Emini 2nd Week	SXM	07/10/2026	7,650	10,124,136	21,465
75	S&P Emini 2nd Week	SXM	07/10/2026	7,750	28,122,600	7,312
25	S&P Emini 3rd Week	SXM	07/17/2026	7,425	9,374,200	208,125
25	S&P Emini 3rd Week	SXM	07/17/2026	7,450	9,374,200	184,375
25	S&P Emini 3rd Week	SXM	07/17/2026	7,525	9,374,200	119,688
25	S&P Emini 3rd Week	SXM	07/17/2026	7,625	9,374,200	55,313
50	S&P Emini Thurs Week	SXM	07/02/2026	7,525	18,748,400	113,125
27	S&P Emini Thurs Week	SXM	07/02/2026	7,590	10,124,136	14,175
27	S&P Emini Thurs Week	SXM	07/02/2026	7,595	10,124,136	12,150
27	S&P Emini Thurs Week	SXM	07/02/2026	7,600	10,124,136	10,395
100	S&P Emini Thurs Week	SXM	07/02/2026	7,650	37,496,800	5,500
50	S&P Emini Thurs Week	SXM	07/02/2026	7,775	18,748,400	125
2	S&P500 Emini Option	SXM	09/18/2026	7,650	749,936	14,750
	TOTAL CALL OPTIONS PURCHASED (Cost - $1,395,865)					910,248

	PUT OPTIONS PURCHASED - 0.6%
75	S&P Emini 2nd Week	SXM	07/10/2026	$ 7,000	$ 28,122,600	$ 8,812
75	S&P Emini 2nd Week	SXM	07/10/2026	7,300	28,122,600	39,750
75	S&P Emini 3rd Week	SXM	07/17/2026	7,000	28,122,600	25,500
10	S&P Emini 3rd Week	SXM	07/17/2026	7,150	5,624,520	6,050

ALPHACENTRIC PREMIUM OPPORTUNITY FUND (HMXAX, HMXCX, HMXIX)
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2026

	FUTURE OPTIONS PURCHASED - 3.3% (Continued)	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS PURCHASED - 0.6% (Continued)
40	S&P Emini 3rd Week	SXM	07/17/2026	$ 7,200	3,749,680	$ 30,000
15	S&P Emini 3rd Week	SXM	08/21/2026	7,050	28,122,600	34,688
3	S&P Emini 4th Week	SXM	07/24/2026	6,900	3,749,680	1,425
5	S&P500 Emini Option	SXM	09/18/2026	4,600	1,874,840	1,150
10	S&P500 Emini Option	SXM	09/18/2026	7,150	1,124,904	47,000
	TOTAL PUT OPTIONS PURCHASED (Cost - $587,075)					194,375

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $1,982,940)					1,104,623

	TOTAL INVESTMENTS – 56.3% (Cost $19,688,270)					$ 18,834,802
Shares	EXCHANGE-TRADED FUND SHORT - (0.0)% (h)
	SPECIALTY - (0.0)% (h)
(300)	ProShares Ultra VIX Short-Term Futures ETF (g) (Proceeds received - $10,562)					(7,467)
	CALL OPTIONS WRITTEN - (3.1)% (Proceeds received - $1,501,927)					(1,021,223)
	PUT OPTIONS WRITTEN - (1.4)% (Proceeds received - $1,238,913)					(464,269)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 48.2%					16,138,251
	NET ASSETS - 100.0%					$ 33,480,094

Contracts(b)
	WRITTEN INDEX OPTIONS - (2.3)%	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- (1.5)%
1	S&P 500 Index	IB	07/01/2026	$ 7,500	$ 749,936	$ 1,961
1	S&P 500 Index	IB	07/01/2026	7,540	749,936	272
15	S&P 500 Index	IB	07/31/2026	7,650	11,249,040	78,750
15	S&P 500 Index	IB	08/31/2026	7,625	11,249,040	183,000
18	S&P 500 Index	IB	09/30/2026	7,750	13,498,848	214,290
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $533,312)					478,273

	PUT OPTIONS WRITTEN - (0.8)%
1	S&P 500 Index	IB	07/01/2026	$ 7,460	$ 749,936	$ 1,077
1	S&P 500 Index	IB	07/01/2026	7,500	749,936	1,977
15	S&P 500 Index	IB	07/31/2026	6,900	11,249,040	25,800
15	S&P 500 Index	IB	08/31/2026	7,000	11,249,040	81,300
18	S&P 500 Index	IB	09/30/2026	7,000	13,498,848	154,890
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $516,038)					265,044

	TOTAL INDEX OPTIONS WRITTEN (Proceeds - $1,049,350)					$ 743,317

Contracts(d)
	WRITTEN FUTURE OPTIONS - (2.2)%	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN - (1.6)%
50	S&P Emini 2nd Week	SXM	07/10/2026	$ 7,600	$ 18,748,400	$ 82,500
27	S&P Emini 2nd Week	SXM	07/10/2026	7,725	10,124,136	4,725
27	S&P Emini 2nd Week	SXM	07/10/2026	7,750	10,124,136	2,632

ALPHACENTRIC PREMIUM OPPORTUNITY FUND (HMXAX, HMXCX, HMXIX)
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2026

Contracts(d)
	WRITTEN FUTURE OPTIONS - (2.2)%	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN - (1.6)%
50	S&P Emini 2nd Week	SXM	07/10/2026	$ 7,825	$ 18,748,400	$ 1,125
50	S&P Emini 2nd Week	SXM	07/10/2026	7,850	18,748,400	750
25	S&P Emini 2nd Week	SXM	07/10/2026	7,875	9,374,200	312
50	S&P Emini 3rd Week	SXM	07/17/2026	7,500	18,748,400	280,000
25	S&P Emini 3rd Week	SXM	07/17/2026	7,600	9,374,200	68,750
25	S&P Emini 3rd Week	SXM	07/17/2026	7,700	9,374,200	25,313
25	S&P Emini 3rd Week	SXM	07/17/2026	7,725	9,374,200	18,875
50	S&P Emini Thurs Week	SXM	07/02/2026	7,600	18,748,400	19,250
81	S&P Emini Thurs Week	SXM	07/02/2026	7,615	30,372,408	18,225
81	S&P Emini Thurs Week	SXM	07/02/2026	7,620	30,372,408	15,188
27	S&P Emini Thurs Week	SXM	07/02/2026	7,625	10,124,136	4,118
100	S&P Emini Thurs Week	SXM	07/02/2026	7,700	37,496,800	750
50	S&P Emini Thurs Week	SXM	07/02/2026	7,725	18,748,400	250
50	S&P Emini Thurs Week	SXM	07/02/2026	7,750	18,748,400	125
25	S&P Emini Thurs Week	SXM	07/02/2026	7,800	9,374,200	62
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $968,615)					542,950

	PUT OPTIONS WRITTEN - (0.6)%
75	S&P Emini 2nd Week	SXM	07/10/2026	$ 6,800	$ 28,122,600	$ 5,063
75	S&P Emini 2nd Week	SXM	07/10/2026	6,825	28,122,600	5,250
150	S&P Emini 2nd Week	SXM	07/10/2026	7,150	56,245,200	33,750
50	S&P Emini 2nd Week	SXM	07/10/2026	7,200	18,748,400	14,500
20	S&P Emini 3rd Week	SXM	08/21/2026	6,550	7,499,360	17,600
50	S&P Emini 3rd Week	SXM	07/17/2026	6,400	18,748,400	4,750
25	S&P Emini 3rd Week	SXM	07/17/2026	6,800	9,374,200	4,812
25	S&P Emini 3rd Week	SXM	07/17/2026	6,900	9,374,200	6,500
150	S&P Emini 3rd Week	SXM	07/17/2026	7,100	56,245,200	74,250
50	S&P Emini Thurs Week	SXM	07/02/2026	6,900	18,748,400	500
25	S&P Emini Thurs Week	SXM	07/02/2026	7,250	9,374,200	1,125
15	S&P500 Emini Option	SXM	09/18/2026	6,650	5,624,520	31,125
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $722,875)					199,225

	TOTAL FUTURE OPTIONS WRITTEN (Proceeds - $1,691,490)					$ 742,175

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts			Expiration	Notional Amount(e)	Value and Unrealized Appreciation (Depreciation)
4	CBOE Volatility Index Future			08/20/2026	$ 75,796	$ (3,804)
1	CME E-Mini NASDAQ 100 Index Future			09/21/2026	610,470	(3,425)
1	CME E-mini Russell 2000 Index Futures			09/21/2026	152,280	3,050
10	CME E-Mini Standard & Poor's 500 Index Future			09/21/2026	3,774,125	44,187
1	CME E-Mini Standard & Poor's 500 Index Future			12/21/2026	380,813	(1,062)
	TOTAL OPEN LONG FUTURES CONTRACTS					$ 38,946

ALPHACENTRIC PREMIUM OPPORTUNITY FUND (HMXAX, HMXCX, HMXIX)
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2026

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(e)	Value and Unrealized Appreciation (Depreciation)
14	CBOE Volatility Index Future	07/23/2026	$ 251,310	$ 6,490
1	CME E-Mini Standard & Poor's 500 Index Future	09/21/2026	377,413	(1,738)
	TOTAL OPEN SHORT FUTURES CONTRACTS			$ 4,752

	TOTAL FUTURES CONTRACTS			$ 43,698

ETF	- Exchange-Traded Fund
IB	- Interactive Brokers
SXM	- StoneX Financial Inc.
(a)	Rate disclosed is the seven day effective yield as of June 30, 2026.
(b)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
(c)	Percentage rounds to less than 0.1%.
(d)	Each contract is equivalent to one futures contract.
(e)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
(f)	All or a portion of this investment is segregated as collateral for security sold short, option contracts and future contracts.
(g)	Non-income producing security.
(h)	Percentage rounds to greater than (0.1)%.